Condensed Statements of Operations	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Operating and formation costs	$ 2,446,924
Loss from operations	(2,446,924)
Interest earned on marketable securities held in Trust Account	8,324
Net loss	(2,438,600)
Common Class A [Member]
Net loss	$ (1,757,485)
Basic and diluted weighted average shares outstanding | shares	15,101,877
Basic and diluted net loss per share | $ / shares	$ (0.12)
Common Class B [Member]
Net loss	$ (681,115)
Basic and diluted weighted average shares outstanding | shares	5,852,751
Basic and diluted net loss per share | $ / shares	$ (0.12)